RECLAMATION AND REMEDIATION LIABILITIES - Disclosure of detailed information about changes in reclamation and remediation liability (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Reclamation And Remediation Liabilities [Abstract]
Reclamation and remediation liability, Beginning Balance	$ 44,312,159	$ 42,148,700
Reclamation spending	(1,985,571)	(2,269,653)
Accretion expenses	944,850	1,238,099
Reclamation adjustment	12,000,190	5,241,860
Translation difference	(921,489)	(2,046,847)
Reclamation and remediation liability, Ending Balance	54,350,139	44,312,159
Current reclamation and remediation liability	2,444,386	2,319,140
Non-current portion of reclamation and remediation liability	$ 51,905,753	$ 41,993,019